Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	NEW ECONOMY FUND
Central Index Key	0000719608
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
NEW ECONOMY FUND® | Class A
Prospectus:
Trading Symbol	ANEFX
NEW ECONOMY FUND® | Class R-1
Prospectus:
Trading Symbol	RNGAX
NEW ECONOMY FUND® | Class R-2
Prospectus:
Trading Symbol	RNGBX
NEW ECONOMY FUND® | Class R-3
Prospectus:
Trading Symbol	RNGCX
NEW ECONOMY FUND® | Class R-4
Prospectus:
Trading Symbol	RNGEX
NEW ECONOMY FUND® | Class R-5
Prospectus:
Trading Symbol	RNGFX
NEW ECONOMY FUND® | Class C
Prospectus:
Trading Symbol	ANFCX
NEW ECONOMY FUND® | Class F-1
Prospectus:
Trading Symbol	ANFFX
NEW ECONOMY FUND® | Class 529-A
Prospectus:
Trading Symbol	CNGAX
NEW ECONOMY FUND® | Class 529-C
Prospectus:
Trading Symbol	CNGCX
NEW ECONOMY FUND® | Class 529-E
Prospectus:
Trading Symbol	CNGEX
NEW ECONOMY FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CNGFX
NEW ECONOMY FUND® | Class F-2
Prospectus:
Trading Symbol	NEFFX
NEW ECONOMY FUND® | Class R-6
Prospectus:
Trading Symbol	RNGGX
NEW ECONOMY FUND® | Class R-2E
Prospectus:
Trading Symbol	RNNEX
NEW ECONOMY FUND® | Class R-5E
Prospectus:
Trading Symbol	RNGHX
NEW ECONOMY FUND® | Class F-3
Prospectus:
Trading Symbol	FNEFX
NEW ECONOMY FUND® | Class 529-T
Prospectus:
Trading Symbol	TENEX
NEW ECONOMY FUND® | Class T
Prospectus:
Trading Symbol	TNEEX